UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Attara Capital LP

Address:   767 Fifth Avenue, 12th Floor
           New York, NY 10153


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   David M. Slager
Title:  Founder and Chairman
Phone:  212-256-8419

Signature,  Place,  and  Date  of  Signing:

/s/ David M. Slager                New York, NY                       11/12/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              56

Form 13F Information Table Value Total:  $    1,077,857
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- ---------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AMERICAN COMMERCIAL LINES    COM PAR $0.01    025195405    10330   370528 SH       SOLE       NONE      370528      0    0
ARCH COAL INC                COM              039380100    30369  1137006 SH       SOLE       NONE     1137006      0    0
BANK OF AMERICA CORPORATION  COM              060505104    20182  1539400 SH       SOLE       NONE     1539400      0    0
BARCLAYS PLC                 ADR              06738E204     5431   288100 SH       SOLE       NONE      288100      0    0
CAPLEASE INC                 COM              140288101     1899   339700 SH       SOLE       NONE      339700      0    0
CBL & ASSOC PPTYS INC        COM              124830100     4499   344503 SH       SOLE       NONE      344503      0    0
CITIGROUP INC                UNIT 99/99/9999  172967416    29298   248208 SH       SOLE       NONE      248208      0    0
CITIGROUP INC                COM              172967101     5109  1310000 SH       SOLE       NONE     1310000      0    0
CONOCOPHILLIPS               COM              20825C104     5439    94700 SH  CALL SOLE       NONE       94700      0    0
FIRST INDUSTRIAL REALTY TRUS COM              32054K103     3357   662200 SH       SOLE       NONE      662200      0    0
FOREST CITY ENTERPRISES INC  CL A             345550107    11621   905773 SH       SOLE       NONE      905773      0    0
FREEPORT-MCMORAN COPPER & GO COM              35671D857    10694   125235 SH       SOLE       NONE      125235      0    0
GFI GROUP INC                COM              361652209      994   214310 SH       SOLE       NONE      214310      0    0
GLIMCHER RLTY TR             SH BEN INT       379302102     2068   336212 SH       SOLE       NONE      336212      0    0
GOLDMAN SACHS GROUP INC      COM              38141G104   166759  1153400 SH  CALL SOLE       NONE     1153400      0    0
GOLDMAN SACHS GROUP INC      COM              38141G104      217     1500 SH       SOLE       NONE        1500      0    0
GOOGLE INC                   CL A             38259P508    26290    50000 SH  CALL SOLE       NONE       50000      0    0
GOOGLE INC                   CL A             38259P508    89652   170509 SH       SOLE       NONE      170509      0    0
HEWLETT PACKARD CO           COM              428236103    42070  1000000 SH  CALL SOLE       NONE     1000000      0    0
HEWLETT PACKARD CO           COM              428236103   100736  2394480 SH       SOLE       NONE     2394480      0    0
ISTAR FINL INC               COM              45031U101     2040   666630 SH       SOLE       NONE      666630      0    0
JPMORGAN CHASE & CO          COM              46625H100      282     7400 SH       SOLE       NONE        7400      0    0
JPMORGAN CHASE & CO          *W EXP 10/28/201 46634E114      321    27500 SH       SOLE       NONE       27500      0    0
KRAFT FOODS INC              CL A             50075N104     9009   291917 SH       SOLE       NONE      291917      0    0
LAS VEGAS SANDS CORP         COM              517834107     3004    86200 SH       SOLE       NONE       86200      0    0
LEXINGTON REALTY TRUST       COM              529043101     5013   700100 SH       SOLE       NONE      700100      0    0
MASTERCARD INC               CL A             57636Q104    91019   406334 SH       SOLE       NONE      406334      0    0
MBIA INC                     COM              55262C100    17352  1726594 SH       SOLE       NONE     1726594      0    0
MECHEL OAO                   SPON ADR PFD     583840509     2650   322050 SH       SOLE       NONE      322050      0    0
MECHEL OAO                   SPONSORED ADR    583840103    16276   653661 SH       SOLE       NONE      653661      0    0
MGIC INVT CORP WIS           COM              552848103    13068  1415853 SH       SOLE       NONE     1415853      0    0
MGM RESORTS INTERNATIONAL    COM              552953101     6861   608284 SH       SOLE       NONE      608284      0    0
NATIONAL FINL PARTNERS CORP  COM              63607P208    21232  1675786 SH       SOLE       NONE     1675786      0    0
NORTHSTAR RLTY FIN CORP      COM              66704R100     1483   396400 SH       SOLE       NONE      396400      0    0
NYSE EURONEXT                COM              629491101    26704   934700 SH  CALL SOLE       NONE      934700      0    0
NYSE EURONEXT                COM              629491101     1367    47856 SH       SOLE       NONE       47856      0    0
OCCIDENTAL PETE CORP DEL     COM              674599105    26426   337500 SH       SOLE       NONE      337500      0    0
ORACLE CORP                  COM              68389X105    12927   481455 SH       SOLE       NONE      481455      0    0
OWENS ILL INC                COM NEW          690768403    40654  1448838 SH       SOLE       NONE     1448838      0    0
PATRIOT COAL CORP            COM              70336T104     3321   291035 SH       SOLE       NONE      291035      0    0
PENNSYLVANIA RL ESTATE INVT  SH BEN INT       709102107     2600   219200 SH       SOLE       NONE      219200      0    0
PFIZER INC                   COM              717081103    34376  2002100 SH  CALL SOLE       NONE     2002100      0    0
PFIZER INC                   COM              717081103     4793   279140 SH       SOLE       NONE      279140      0    0
PHOENIX COS INC NEW          COM              71902E109     4670  2223872 SH       SOLE       NONE     2223872      0    0
RADIAN GROUP INC             COM              750236101    12815  1638760 SH       SOLE       NONE     1638760      0    0
SOTHEBYS                     COM              835898107     6307   171300 SH       SOLE       NONE      171300      0    0
SPIRIT AEROSYSTEMS HLDGS INC CL A             848574109    18226   914495 SH       SOLE       NONE      914495      0    0
ST JOE CO                    COM              790148100     2358    94800 SH       SOLE       NONE       94800      0    0
STATE STR CORP               COM              857477103    10428   276900 SH       SOLE       NONE      276900      0    0
TESORO CORP                  COM              881609101     5905   442027 SH       SOLE       NONE      442027      0    0
TEVA PHARMACEUTICAL INDS LTD ADR              881624209    20579   390128 SH       SOLE       NONE      390128      0    0
U S G CORP                   COM NEW          903293405     4397   333321 SH       SOLE       NONE      333321      0    0
VALERO ENERGY CORP NEW       COM              91913Y100    17550  1002300 SH  CALL SOLE       NONE     1002300      0    0
VALERO ENERGY CORP NEW       COM              91913Y100     1555    88789 SH       SOLE       NONE       88789      0    0
VERISIGN INC                 COM              92343E102     7703   242690 SH       SOLE       NONE      242690      0    0
VISA INC                     COM CL A         92826C839    55572   748345 SH       SOLE       NONE      748345      0    0


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